15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS
Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period)(FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Mortgage Loan Trust 2004-4 (0001302021)	X	Morgan Stanley Mortgage Capital Holdings LLC	865	275,634,963	51.49%	-	-	0.00%
		Washington Mutual Bank	130	62,288,397	11.64%	-	-	0.00%
		American Home Mortgage Corp.	198	36,732,231	6.86%	2	123,091	0.10%													2	123,091	0.10%
		National City Mortgage Co.	259	35,332,785	6.60%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	149	34,087,232	6.37%	-	-	0.00%
		Bank One Corporation	53	24,329,015	4.54%	-	-	0.00%
		Everbank	45	21,801,306	4.07%	-	-	0.00%
		US Bank, N.A.	68	18,162,065	3.39%	-	-	0.00%
		Morgan Stanley Dean Witter Credit Corp.	71	15,435,452	2.88%	-	-	0.00%
		NetBank	31	8,595,842	1.61%	-	-	0.00%
		Cendant Mortgage Corp	22	2,864,729	0.54%	-	-	0.00%
		Citicorp Trust Bank	1	64,607	0.01%	-	-	0.00%
		Total	1,892	535,328,623	100.00%	2	123,091	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	2	123,091	0.10%

Morgan Stanley Home Equity Loan Trust 2006-1 (0001348888)	X	Decision One Mortgage Company, LLC	2,425	312,543,644	25.47%	-	-	0.00%
		First NLC Financial Services, LLC	1,602	291,891,069	23.79%	-	-	0.00%
		AIG Federal Savings Bank	1,248	211,209,509	17.22%	-	-	0.00%
		Countrywide Home Loans, Inc.	1,076	191,336,348	15.60%	-	-	0.00%
		Accredited Home Lenders, Inc.	622	125,496,273	10.23%	1	429,759	0.18%							1	429,759	0.18%
		Meritage Mortgage Corporation	616	94,400,829	7.69%	-	-	0.00%
		Total	7,589	1,226,877,672	100.00%	1	429,759	0.18%	-	-	0.00%	-	-	0.00%	1	429,759	0.18%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital, Inc	4,062	231,925,806	76.42%	1,957	108,666,667	377.12%							1,957	108,666,667	377.12%
		American Home Mortgage Corp.	782	49,724,595	16.38%	390	22,727,289	78.87%							390	22,727,289	78.87%
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,823,367	41.03%							314	11,823,367	41.03%
		Total	5,395	303,460,767	99.99%	2,661	143,217,324	497.02%	-	-	0.00%	-	-	0.00%	2,661	143,217,324	497.02%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	-	-	0.00%
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	332	59,483,771	12.77%							332	59,483,771	12.77%
		Total	11,187	2,088,934,942	100.00%	332	59,483,771	12.77%	-	-	0.00%	-	-	0.00%	332	59,483,771	12.77%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	401	90,172,144	15.70%							401	90,172,144	15.70%
		Total	12,898	2,602,987,083	100.00%	401	90,172,144	15.70%	-	-	0.00%	-	-	0.00%	401	90,172,144	15.70%	-	-	0.00%	-	-	0.00%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	-	-	0.00%
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	-	-	0.00%
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	1	476,449	0.17%							1	476,449	0.17%
		Wilmington Finance Inc.	918	160,814,388	12.51%	-	-	0.00%
		Master Financial, Inc.	418	117,237,055	9.12%	-	-	0.00%
		Quick Loan Funding Inc.	148	39,473,513	3.07%	-	-	0.00%
		Lenders Direct Capital Corp	180	38,210,095	2.97%	-	-	0.00%
		NC Capital Corporation	209	34,406,391	2.68%	-	-	0.00%
		Funding America, LLC	166	25,247,259	1.96%	-	-	0.00%
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	-	-	0.00%
		Encore Credit Corp.	83	20,634,286	1.61%	-	-	0.00%
		Chapel Mortgage Corp.	72	17,909,028	1.39%	-	-	0.00%
		Rose Mortgage, Inc.	70	15,632,172	1.22%	-	-	0.00%
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	-	-	0.00%
		FlexPoint Funding Corporation	30	6,493,195	0.51%	-	-	0.00%
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	-	-	0.00%
		Fremont Investment & Loan	10	1,446,571	0.11%	-	-	0.00%
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	-	-	0.00%
		First Horizon Home Loan Corp.	8	978,098	0.08%	-	-	0.00%
		Countrywide Home Loans, Inc.	2	336,200	0.03%	-	-	0.00%
		WMC Mortgage Corp.	3	203,407	0.02%	-	-	0.00%
		Aegis Mortgage Corporation	2	114,699	0.01%	-	-	0.00%
		Total	6,786	1,285,145,406	100.00%	1	476,449	0.17%	-	-	0.00%	-	-	0.00%	1	476,449	0.17%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	2,694	166,965,910	356.29%							2,694	166,965,910	356.29%
		Aames Capital Corporation	333	17,486,955	5.86%	226	11,713,201	24.99%							226	11,713,201	24.99%
		First National Bank of Nevada	111	7,025,091	2.35%	72	4,308,214	9.19%							72	4,308,214	9.19%
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	54	1,988,394	4.24%							54	1,988,394	4.24%
		Aegis Mortgage Corporation	8	369,680	0.12%	3	127,827	0.27%							3	127,827	0.27%
		Other	3	103,167	0.03%	3	102,668	0.22%							3	102,668	0.22%
		Total	4,830	298,543,137	100.00%	3,052	185,206,214	395.21%	-	-	0.00%	-	-	0.00%	3,052	185,206,214	395.21%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital, Inc.	5,459	319,989,811	90.40%	4,586	260,227,014	438.97%							4,586	260,227,014	438.97%
		Aegis Mortgage Corporation	384	22,679,860	6.41%	334	19,437,135	32.79%							334	19,437,135	32.79%
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	178	5,202,164	8.78%							178	5,202,164	8.78%
		Aames Capital Corporation	89	4,804,266	1.36%	74	3,961,958	6.68%							74	3,961,958	6.68%
		Home 123 Mortgage	6	467,880	0.13%	5	452,568	0.76%							5	452,568	0.76%
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.15%							1	86,226	0.15%
		Total	6,137	353,986,702	100.00%	5,178	289,367,065	488.12%	-	-	0.00%	-	-	0.00%	5,178	289,367,065	488.12%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	2	226,209	0.05%							1	108,546	0.02%				1	117,663	0.02%
		Total	7,024	1,303,809,144	100.00%	2	226,209	0.05%	-	-	0.00%	-	-	0.00%	1	108,546	0.02%	-	-	0.00%	1	117,663	0.02%

Morgan Stanley Mortgage Loan Trust 2007-2AX (0001386632)	X	Morgan Stanley Mortgage Capital, Inc	1,459	476,270,245	73.20%	1	355,706	0.15%							1	355,706	0.15%
		Wachovia Mortgage Corporation	166	58,167,556	8.94%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	184	46,843,607	7.20%	55	13,611,800	5.58%							55	13,611,800	5.58%
		Indymac Bank FSB	149	35,826,821	5.51%	-	-	0.00%
		American Home Mortgage Corp.	45	11,260,098	1.73%	-	-	0.00%
		NC Capital Corporation	31	8,411,087	1.29%	-	-	0.00%
		Mortgage IT, Inc.	27	7,455,101	1.15%	-	-	0.00%
		Hemisphere National Bank	13	6,179,995	0.95%	-	-	0.00%
		First National Bank of Nevada	1	232,000	0.04%	-	-	0.00%
		Total	2,075	650,646,510	100.00%	56	13,967,506	5.72%	-	-	0.00%	-	-	0.00%	56	13,967,506	5.72%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE3 (0001390482)	X	Fremont Investment & Loan	3,653	706,017,441	76.46%	2	218,014	0.06%							1	115,990	0.03%				1	102,024	0.03%
		NC Capital Corporation	1,408	217,345,973	23.54%	-	-	0.00%
		Total	5,061	923,363,413	100.00%	2	218,014	0.06%	-	-	0.00%	-	-	0.00%	1	115,990	0.03%	-	-	0.00%	1	102,024	0.03%

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital, Inc	5,106	302,029,371	99.52%	3,818	222,440,349	346.41%							3,818	222,440,349	346.41%
		American Home Mortgage Corp.	10	1,087,691	0.36%	10	1,066,088	1.66%							10	1,066,088	1.66%
		Decision One Mortgage Company, LLC	12	373,329	0.12%	11	359,474	0.56%							11	359,474	0.56%
		Total	5,128	303,490,391	100.00%	3,839	223,865,911	348.63%	-	-	0.00%	-	-	0.00%	3,839	223,865,911	348.63%	-	-	0.00%	-	-	0.00%

Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	X	WMC Mortgage Corp	3,399	665,555,880	54.09%	-	-	0.00%
		Decision One Mortgage Company, LLC	2,776	564,944,085	45.91%	1	161,334	0.03%													1	161,334	0.03%
		Total	6,175	1,230,499,966	100.00%	1	161,334	0.03%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	161,334	0.03%

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	91	29,199,675	7.53%							91	29,199,675	7.53%
		Total	5,340	1,050,780,918	100.00%	91	29,199,675	7.53%	-	-	0.00%	-	-	0.00%	91	29,199,675	7.53%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital Holdings LLC	671	349,432,521	38.24%	1	561,000	0.13%							1	561,000	0.13%
		Morgan Stanley Credit Corporation	325	250,782,868	27.45%	-	-	0.00%
		American Home Mortgage Corp.	236	154,025,972	16.86%	-	-	0.00%
		National City Mortgage Co.	106	84,083,858	9.20%	-	-	0.00%
		Fifth Third Mortgage Company	19	14,900,553	1.63%	-	-	0.00%
		First National Bank of Nevada	31	11,402,698	1.25%	-	-	0.00%
		Wachovia Mortgage Corporation	33	10,722,609	1.17%	-	-	0.00%
		Indymac Bank FSB	47	10,538,345	1.15%	-	-	0.00%
		US Bank, N.A.	16	8,016,910	0.88%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%	-	-	0.00%
		Wells Fargo Bank N.A.	16	5,683,478	0.62%	-	-	0.00%
		New Century Mortgage Corporation	13	3,965,702	0.43%	-	-	0.00%
		Quicken Loans, Inc.	5	2,059,632	0.23%	-	-	0.00%
		Wilmington Finance, Inc	6	1,311,181	0.14%	-	-	0.00%
		NetBank	1	362,000	0.04%	-	-	0.00%
		Lydian Private Bank	1	304,000	0.03%	-	-	0.00%
		Total	1,536	913,713,990	100.00%	1	561,000	0.13%	-	-	0.00%	-	-	0.00%	1	561,000	0.13%	-	-	0.00%	-	-	0.00%

Morgan Stanley Mortgage Loan Trust 2007-15AR (0001418807)	X	Morgan Stanley Mortgage Capital Holdings LLC	834	335,826,600	47.39%	2	723,650	0.19%													2	723,650	0.19%
		American Home Mortgage Corp.	348	145,029,100	20.46%	-	-	0.00%
		Quicken Loans, Inc.	283	81,609,010	11.52%	-	-	0.00%
		National City Mortgage Co.	92	44,395,290	6.26%	-	-	0.00%
		Flagstar Bank, FSB	103	39,988,900	5.64%	-	-	0.00%
		Indymac Bank FSB	65	19,445,340	2.74%	-	-	0.00%
		Fifth Third Mortgage Company	25	12,799,860	1.81%	-	-	0.00%
		Morgan Stanley Credit Corporation	11	9,691,550	1.37%	-	-	0.00%
		First National Bank of Nevada	16	5,019,981	0.71%	-	-	0.00%
		Wachovia Mortgage Corporation	13	4,985,558	0.70%	-	-	0.00%
		GreenPoint Mortgage Funding, Inc.	8	3,704,190	0.52%	-	-	0.00%
		US Bank, N.A.	10	2,432,066	0.34%	-	-	0.00%
		New Century Mortgage Corporation	5	1,918,203	0.27%	-	-	0.00%
		NetBank	3	1,186,551	0.17%	-	-	0.00%
		Lydian Private Bank	1	348,000	0.05%	-	-	0.00%
		Wells Fargo Bank, NA	1	301,304	0.04%	-	-	0.00%
		Total	1,818	708,681,503	100.00%	2	723,650	0.19%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	2	723,650	0.19%

Aggregate Total			90,871	15,780,250,167		15,622	1,037,399,115		-	-		-	-		15,615	1,036,171,353		-	-		7	1,227,762

Asset Class: CMBS
Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 (0001133471)	X	Wells Fargo Bank, N.A.	56	266,479,302	23.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	45	254,755,877	22.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	15	221,328,651	19.1%	1	5,875,795	8.29%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.29%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	26	217,006,668	18.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	19	196,855,672	17.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	161	1,156,426,170		1	5,875,795	8.29%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.29%	0	-	0.00%	0	-	0.00%

Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	14	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,895,199	10.46%	0	-	0.00%	0	-	0.00%	1	13,895,199	10.46%	0	-	0.00%	0	-	0.00%
		Total	156	1,028,112,260		1	13,895,199	10.46%	0	-	0.00%	0	-	0.00%	1	13,895,199	10.46%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	12,040,520	0.96%	0	-	0.00%	0	-	0.00%	1	12,040,520	0.96%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631		1	12,040,520	0.96%	0	-	0.00%	0	-	0.00%	1	12,040,520	0.96%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	198	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	2.07%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.07%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	423	4,904,869,086		1	81,000,000	2.07%	0	-	0.00%	0	-	0.00%	1	81,000,000	2.07%	0	-	0.00%	0	-	0.00%

Aggregate Total			972	8,705,522,147		4	112,811,514		0	-		0	-		4	112,811,514		0	-		0	-

FOOTNOTES

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.   We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the June 2012 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.  For Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827) and Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354), the principal balance used for approximately 59 loans and 35 loans, respectively, is the original principal balance.

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the June 2012 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.